Label	Element	Value
Headline Earnings Diluted	bti_HeadlineEarningsDiluted	£ 7,499,000,000
Headline Earnings Diluted	bti_HeadlineEarningsDiluted	7,243,000,000
Headline Earnings Diluted	bti_HeadlineEarningsDiluted	£ 6,756,000,000
Headline Earnings Per Share Basic Tax And Non Controlling Interests On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareBasicTaxAndNonControllingInterestsOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	£ 0.002
Headline Earnings Per Share Basic Tax And Non Controlling Interests On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareBasicTaxAndNonControllingInterestsOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	0.001
Headline Earnings Per Share Basic Tax And Non Controlling Interests On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareBasicTaxAndNonControllingInterestsOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	0.003
Headline Earnings Per Share Diluted	bti_HeadlineEarningsPerShareDiluted	3.308
Headline Earnings Per Share Diluted	bti_HeadlineEarningsPerShareDiluted	3.153
Headline Earnings Per Share Diluted	bti_HeadlineEarningsPerShareDiluted	£ 2.944
Headline Earnings Basic Tax And Non Controlling Interests On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsBasicTaxAndNonControllingInterestsOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	£ 2,000,000
Headline Earnings Basic Tax And Non Controlling Interests On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsBasicTaxAndNonControllingInterestsOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	8,000,000
Headline Earnings Basic Tax And Non Controlling Interests On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsBasicTaxAndNonControllingInterestsOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	5,000,000
Headline Earnings Diluted Issue Of Shares And Change In Share Holding In Associate	bti_HeadlineEarningsDilutedIssueOfSharesAndChangeInShareHoldingInAssociate	(3,000,000)
Headline Earnings Diluted Issue Of Shares And Change In Share Holding In Associate	bti_HeadlineEarningsDilutedIssueOfSharesAndChangeInShareHoldingInAssociate	6,000,000
Headline Earnings Diluted Issue Of Shares And Change In Share Holding In Associate	bti_HeadlineEarningsDilutedIssueOfSharesAndChangeInShareHoldingInAssociate	17,000,000
Headline Earnings Basic Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsBasicEffectOfImpairmentOfSubsidiaries	548,000,000
Headline Earnings Basic Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsBasicEffectOfImpairmentOfSubsidiaries	83,000,000
Headline Earnings Basic Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsBasicEffectOfImpairmentOfSubsidiaries	£ 0
Headline Earnings Per Share Diluted Issue Of Shares And Change In Shareholding In Associate	bti_HeadlineEarningsPerShareDilutedIssueOfSharesAndChangeInShareholdingInAssociate	£ 0.001
Headline Earnings Per Share Diluted Issue Of Shares And Change In Shareholding In Associate	bti_HeadlineEarningsPerShareDilutedIssueOfSharesAndChangeInShareholdingInAssociate	(0.003)
Headline Earnings Per Share Diluted Issue Of Shares And Change In Shareholding In Associate	bti_HeadlineEarningsPerShareDilutedIssueOfSharesAndChangeInShareholdingInAssociate	(0.007)
Headline Earnings Per Share Basic Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareBasicEffectOfImpairmentOfSubsidiaries	0.242
Headline Earnings Per Share Basic Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareBasicEffectOfImpairmentOfSubsidiaries	0.036
Headline Earnings Per Share Basic Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareBasicEffectOfImpairmentOfSubsidiaries	0
Headline Earnings Per Share Diluted Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareDilutedTaxEffectOnImpairmentOfSubsidiaries	0
Headline Earnings Per Share Diluted Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareDilutedTaxEffectOnImpairmentOfSubsidiaries	0
Headline Earnings Per Share Diluted Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareDilutedTaxEffectOnImpairmentOfSubsidiaries	£ (0.004)
Headline Earnings Diluted Tax And Non Controlling Interests On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsDilutedTaxAndNonControllingInterestsOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	£ 8,000,000
Headline Earnings Diluted Tax And Non Controlling Interests On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsDilutedTaxAndNonControllingInterestsOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	5,000,000
Headline Earnings Diluted Tax And Non Controlling Interests On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsDilutedTaxAndNonControllingInterestsOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	£ 2,000,000
Headline Earnings Per Share Basic Tax And Noncontrolling Interests Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareBasicTaxAndNoncontrollingInterestsOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	£ (0.034)
Headline Earnings Per Share Basic Tax And Noncontrolling Interests Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareBasicTaxAndNoncontrollingInterestsOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	(0.018)
Headline Earnings Per Share Basic Tax And Noncontrolling Interests Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareBasicTaxAndNoncontrollingInterestsOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	(0.033)
Headline Earnings Per Share Diluted Tax And Noncontrolling Interests On Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareDilutedTaxAndNoncontrollingInterestsOnIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	(0.033)
Headline Earnings Per Share Diluted Tax And Noncontrolling Interests On Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareDilutedTaxAndNoncontrollingInterestsOnIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	(0.034)
Headline Earnings Per Share Diluted Tax And Noncontrolling Interests On Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareDilutedTaxAndNoncontrollingInterestsOnIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	£ (0.018)
Headline Earnings Basic Issue Of Shares And Change In Shareholding In Associate	bti_HeadlineEarningsBasicIssueOfSharesAndChangeInShareholdingInAssociate	£ 6,000,000
Headline Earnings Basic Issue Of Shares And Change In Shareholding In Associate	bti_HeadlineEarningsBasicIssueOfSharesAndChangeInShareholdingInAssociate	17,000,000
Headline Earnings Basic Issue Of Shares And Change In Shareholding In Associate	bti_HeadlineEarningsBasicIssueOfSharesAndChangeInShareholdingInAssociate	(3,000,000)
Headline Earnings Diluted Effect Of Impairment Of Intangibles Property Plant And Equipment And Associates Assets Held For Sale	bti_HeadlineEarningsDilutedEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAndAssociatesAssetsHeldForSale	429,000,000
Headline Earnings Diluted Effect Of Impairment Of Intangibles Property Plant And Equipment And Associates Assets Held For Sale	bti_HeadlineEarningsDilutedEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAndAssociatesAssetsHeldForSale	138,000,000
Headline Earnings Diluted Effect Of Impairment Of Intangibles Property Plant And Equipment And Associates Assets Held For Sale	bti_HeadlineEarningsDilutedEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAndAssociatesAssetsHeldForSale	465,000,000
Headline Earnings Basic Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsBasicTaxEffectOnImpairmentOfSubsidiaries	10,000,000
Headline Earnings Basic Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsBasicTaxEffectOnImpairmentOfSubsidiaries	0
Headline Earnings Basic Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsBasicTaxEffectOnImpairmentOfSubsidiaries	0
Headline Earnings Diluted Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsDilutedTaxEffectOnImpairmentOfSubsidiaries	0
Headline Earnings Diluted Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsDilutedTaxEffectOnImpairmentOfSubsidiaries	10,000,000
Headline Earnings Diluted Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsDilutedTaxEffectOnImpairmentOfSubsidiaries	£ 0
Headline Earnings Per Share Diluted Tax And N C I On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareDilutedTaxAndNCIOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	£ 0.003
Headline Earnings Per Share Diluted Tax And N C I On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareDilutedTaxAndNCIOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	0.002
Headline Earnings Per Share Diluted Tax And N C I On Disposal Of Property Plant And Equipment Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareDilutedTaxAndNCIOnDisposalOfPropertyPlantAndEquipmentHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	£ 0.001
Headline Earnings Diluted Effect Of Losses Gains On Disposal Of Property Plant And Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsDilutedEffectOfLossesGainsOnDisposalOfPropertyPlantAndEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	£ 21,000,000
Headline Earnings Diluted Effect Of Losses Gains On Disposal Of Property Plant And Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsDilutedEffectOfLossesGainsOnDisposalOfPropertyPlantAndEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	10,000,000
Headline Earnings Diluted Effect Of Losses Gains On Disposal Of Property Plant And Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsDilutedEffectOfLossesGainsOnDisposalOfPropertyPlantAndEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	£ 26,000,000
Headline Earnings Per Share Diluted Effect Of Impairment Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareDilutedEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	£ 0.189
Headline Earnings Per Share Diluted Effect Of Impairment Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareDilutedEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	0.060
Headline Earnings Per Share Diluted Effect Of Impairment Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareDilutedEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	£ 0.203
Headline Earnings Basic Tax And Noncontrolling Interests On Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsBasicTaxAndNoncontrollingInterestsOnIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	£ 42,000,000
Headline Earnings Basic Tax And Noncontrolling Interests On Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsBasicTaxAndNoncontrollingInterestsOnIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	74,000,000
Headline Earnings Basic Tax And Noncontrolling Interests On Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsBasicTaxAndNoncontrollingInterestsOnIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	£ 77,000,000
Headline Earnings Per Share Basic Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareBasicTaxEffectOnImpairmentOfSubsidiaries	£ (0.004)
Headline Earnings Per Share Basic Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareBasicTaxEffectOnImpairmentOfSubsidiaries	0
Headline Earnings Per Share Basic Tax Effect On Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareBasicTaxEffectOnImpairmentOfSubsidiaries	0
Headline Earnings Per Share Basic Issue Of Shares And Change In Shareholding In Associate	bti_HeadlineEarningsPerShareBasicIssueOfSharesAndChangeInShareholdingInAssociate	(0.003)
Headline Earnings Per Share Basic Issue Of Shares And Change In Shareholding In Associate	bti_HeadlineEarningsPerShareBasicIssueOfSharesAndChangeInShareholdingInAssociate	(0.007)
Headline Earnings Per Share Basic Issue Of Shares And Change In Shareholding In Associate	bti_HeadlineEarningsPerShareBasicIssueOfSharesAndChangeInShareholdingInAssociate	£ 0.001
Headline Earnings Diluted Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsDilutedEffectOfImpairmentOfSubsidiaries	£ 548,000,000
Headline Earnings Diluted Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsDilutedEffectOfImpairmentOfSubsidiaries	83,000,000
Headline Earnings Diluted Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsDilutedEffectOfImpairmentOfSubsidiaries	£ 0
Headline Earnings Per Share Diluted Effect Of Losses Gains On Disposal Of Property Plant & Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareDilutedEffectOfLossesGainsOnDisposalOfPropertyPlantEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	£ (0.009)
Headline Earnings Per Share Diluted Effect Of Losses Gains On Disposal Of Property Plant & Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareDilutedEffectOfLossesGainsOnDisposalOfPropertyPlantEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	(0.004)
Headline Earnings Per Share Diluted Effect Of Losses Gains On Disposal Of Property Plant & Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareDilutedEffectOfLossesGainsOnDisposalOfPropertyPlantEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	(0.011)
Headline Earnings Per Share Diluted Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareDilutedEffectOfImpairmentOfSubsidiaries	0.241
Headline Earnings Per Share Diluted Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareDilutedEffectOfImpairmentOfSubsidiaries	0.036
Headline Earnings Per Share Diluted Effect Of Impairment Of Subsidiaries	bti_HeadlineEarningsPerShareDilutedEffectOfImpairmentOfSubsidiaries	£ 0
Headline Earnings Basic	bti_HeadlineEarningsBasic	£ (7,499,000,000)
Headline Earnings Basic	bti_HeadlineEarningsBasic	7,243,000,000
Headline Earnings Basic	bti_HeadlineEarningsBasic	6,756,000,000
Headline Earnings Basic Effect Of Impairment Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsBasicEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	429,000,000
Headline Earnings Basic Effect Of Impairment Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsBasicEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	138,000,000
Headline Earnings Basic Effect Of Impairment Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsBasicEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	465,000,000
Headline Earnings Basic Effect Of Losses Gains On Disposal Of Property Plant And Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsBasicEffectOfLossesGainsOnDisposalOfPropertyPlantAndEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	21,000,000
Headline Earnings Basic Effect Of Losses Gains On Disposal Of Property Plant And Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsBasicEffectOfLossesGainsOnDisposalOfPropertyPlantAndEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	10,000,000
Headline Earnings Basic Effect Of Losses Gains On Disposal Of Property Plant And Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsBasicEffectOfLossesGainsOnDisposalOfPropertyPlantAndEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	£ 26,000,000
Headline Earnings Per Share Basic	bti_HeadlineEarningsPerShareBasic	£ 3.324
Headline Earnings Per Share Basic	bti_HeadlineEarningsPerShareBasic	3.167
Headline Earnings Per Share Basic	bti_HeadlineEarningsPerShareBasic	2.955
Headline Earnings Per Share Basic Effect Of Impairment Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareBasicEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	0.190
Headline Earnings Per Share Basic Effect Of Impairment Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareBasicEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	0.060
Headline Earnings Per Share Basic Effect Of Impairment Of Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsPerShareBasicEffectOfImpairmentOfIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	0.203
Headline Earnings Per Share Basic Effect Of Losses Gains On Disposal Of Property Plant And Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareBasicEffectOfLossesGainsOnDisposalOfPropertyPlantAndEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	(0.009)
Headline Earnings Per Share Basic Effect Of Losses Gains On Disposal Of Property Plant And Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareBasicEffectOfLossesGainsOnDisposalOfPropertyPlantAndEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	(0.004)
Headline Earnings Per Share Basic Effect Of Losses Gains On Disposal Of Property Plant And Equipment Trademarks Held For Sale Assets Partial Full Termination Of I F R S16 Leases And Sale And Leaseback	bti_HeadlineEarningsPerShareBasicEffectOfLossesGainsOnDisposalOfPropertyPlantAndEquipmentTrademarksHeldForSaleAssetsPartialFullTerminationOfIFRS16LeasesAndSaleAndLeaseback	£ (0.011)
Headline Earnings Diluted Tax And Noncontrolling Interests On Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsDilutedTaxAndNoncontrollingInterestsOnIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	£ 77,000,000
Headline Earnings Diluted Tax And Noncontrolling Interests On Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsDilutedTaxAndNoncontrollingInterestsOnIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	42,000,000
Headline Earnings Diluted Tax And Noncontrolling Interests On Intangibles Property Plant And Equipment Associates And Assets Held For Sale	bti_HeadlineEarningsDilutedTaxAndNoncontrollingInterestsOnIntangiblesPropertyPlantAndEquipmentAssociatesAndAssetsHeldForSale	74,000,000
Associates [member]
Headline Earnings Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	(1,000,000)
Headline Earnings Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	(2,000,000)
Headline Earnings Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 0
Headline Earnings Per Share Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 0
Headline Earnings Per Share Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	(0.001)
Headline Earnings Per Share Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 0
Headline Earnings Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ (1,000,000)
Headline Earnings Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	(2,000,000)
Headline Earnings Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 0
Headline Earnings Per Share Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 0
Headline Earnings Per Share Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	(0.001)
Headline Earnings Per Share Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 0
Subsidiaries [member]
Headline Earnings Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 6,000,000
Headline Earnings Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	291,000,000
Headline Earnings Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 0
Headline Earnings Per Share Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 0.003
Headline Earnings Per Share Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	0.126
Headline Earnings Per Share Diluted Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareDilutedEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 0
Headline Earnings Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 291,000,000
Headline Earnings Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	0
Headline Earnings Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 6,000,000
Headline Earnings Per Share Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 0.127
Headline Earnings Per Share Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	0
Headline Earnings Per Share Basic Effect Of Foreign Exchange Reclassification From Reserves To Income Statement	bti_HeadlineEarningsPerShareBasicEffectOfForeignExchangeReclassificationFromReservesToIncomeStatement	£ 0.003